Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net
(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2022
Software	1,118	(405)	713
Trademarks	114	(81)	33
Licensed copyrights	171	(115)	56
Intangible assets	1,403	(601)	802
(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2023
Software	1,099	(507)	592
Trademarks	112	(91)	21
Licensed copyrights	169	(130)	39
Intangible assets	1,380	(728)	652

Schedule of Estimated Aggregate Amortization Expenses	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:
Year	(In thousands)
2024	138
2025	126
2026	108
2027	103
2028	70
Thereafter	107
Total	652